Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Gains Losses [Abstract]
Government grants and tax rebates (note)	¥ 195	¥ 316	¥ 393
Impairment provision for investment in an associate (Note 17)	(23)
Gains on step-up acquisition arising from business combination	4	141	8
Fair value change of investments		26	105
Net (losses)/gains in relation to equity investments	12	1	(10)
Dividend From Investments	15	14	27
Others	27	18	30
Other gains (losses)	¥ 230	¥ 516	¥ 553